ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
ACCRUED LIABILITIES

NOTE 5: ACCRUED LIABILITIES

The components of accrued liabilities as of December 31, 2024 and 2023 were as follows:

	December 31,
(in thousands)	2024	2023
Payroll and benefits related expenses	$1,448	$1,189
Collaboration and research agreements expenses	228	217
Professional services	253	951
Other accrued liabilities	516	506
Total accrued liabilities	$2,445	$2,863